Subsequent Events - Additional Information (Detail) (USD $)				1 Months Ended			1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Revolving Credit Facility	Jan. 28, 2010 Revolving Credit Facility	Feb. 24, 2012 Repurchase of Equity	Mar. 08, 2012 Repurchase of Equity	Feb. 13, 2012 Repurchase of Equity	Feb. 09, 2012 Conversion Of Debt	Mar. 15, 2012 New Contract Loan	Jan. 11, 2012 New Contract Loan	Mar. 13, 2012 Issuance of Debt Revolving Credit Facility	Jan. 30, 2012 Issuance of Debt Revolving Credit Facility
Subsequent Event [Line Items]
Note converted into ordinary shares							$ 35,000,000
Accrued interest converted into ordinary shares	864,000						900,000
Ordinary shares issue							22,770,991
Ordinary shares repurchased and cancelled				22,770,991
Per-ADS equivalent purchase price				$ 13.0
Discount ADS purchase price						5.00%
Share repurchase approval amount					30,000,000
Share repurchase approval period					18 months
Debt instrument, maximum borrowing capacity								1,600,000	4,000,000
Debt instrument, fixed interest rate								6.56%	4.29%
Debt instrument, maturity period								1 year	6 months
Line of credit facility, amount drawn		20,000,000								4,000,000	5,000,000
Line of credit facility, effective interest rate										4.09%	3.15%
Line of credit facility, terms for each respective draw-down											3 months
Line of credit facility, maximum borrowing capacity		$ 25,000,000	$ 20,000,000							$ 12,500,000	$ 25,000,000
Line of credit facility, maturity date										2012-05-13